                                                            STUART M. FRIED CPA



                             KALA INVESTMENT CORP.

                             REPORT TO STOCKHOLDERS

                              FINANCIAL STATEMENTS

                     YEARS ENDED OCTOBER 31, 1996 AND 1995

                                                           STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                             REPORT TO STOCKHOLDERS

                              FINANCIAL STATEMENTS
                      YEARS ENDED OCTOBER 31,1996 AND 1995

                                    CONTENTS

                                                                           PAGE
                                                                           ----

INDEPENDENT AUDITOR'S REPORT                                                 1

STATEMENTS OF ASSETS, LIABILITIES AND
 CAPITAL SECURITIES                                                          2

STATEMENTS OF OPERATIONS                                                     3

STATEMENTS OF CHANGES IN NET ASSETS                                          4

STATEMENTS OF CASH FLOWS                                                     5

NOTES TO FINANCIAL STATEMENTS                                              6-15

                        [STUART M. FRIED CPA LETTERHEAD]


                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and
Stockholders of Kala Investment Corp.

We have audited the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of October 31, 1996 and 1995, and the related statements of operations, statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kala Investment Corp. as of October 31, 1996 and 1995, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.

                                       /s/ STUART M. FRIED

                                       STUART M. FRIED, CPA

West Caldwell, New Jersey
December 11, 1996

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                             AND CAPITAL SECURITIES


                                     ASSETS
                                     ------

                                                   YEAR ENDED OCTOBER 31,
                                              -------------------------------
                                                  1996                1995
                                              -----------         -----------

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,515,499 and $7,605,059)                   $ 7,535,295         $ 7,596,615
Investment in NationsBank tax
 exempt fund                                       18,266              62,961
Cash and cash equivalents                           3,084               5,705
Interest receivable                               167,040             186,356
Prepaid expense                                     3,897               4,123
Organization expense - net of
 accumulated amortization                               0               1,900
                                              -----------         -----------
                                              $ 7,727,582         $ 7,857,660
                                              ===========         ===========

                      LIABILITIES AND CAPITAL SECURITIES
                      ----------------------------------
LIABILITIES
   Dividends payable                          $   102,118         $   214,724
   Accrued expenses                                 6,293               4,318
   Due to broker                                        0                   0
                                              -----------         -----------
                                                  108,411             219,042
                                              -----------         -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    authorized, 26,622 issued -
    no par                                         34,627              34,627

Retained earnings                               7,612,435           7,618,679

Undistributed net income                          (47,686)             (6,244)


Unrealized appreciation (depreciation)
 of investments                                    19,795              (8,444)
                                              -----------         -----------
Total stockholders' equity
(equivalent to $284.06 per
share at 10/31/96 and $284.79
per share at 10/31/95)                          7,619,171           7,638,618
                                              -----------         -----------
                                              $ 7,727,582         $ 7,857,660
                                              ===========         ===========

The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                            STATEMENTS OF OPERATIONS


                                          YEAR ENDED OCTOBER 31,
                                       ----------------------------
                                          1996              1995
                                       ----------        ----------
INVESTMENT INCOME:

 INCOME:
  Interest income                      $  369,151        $  459,646
                                       ----------        ----------
 EXPENSES:
  Custodial fees (note 4)                   7,598             5,334
  Audit fees                                3,000             3,000
  Legal fees                               12,185             3,076
  Taxes other than income taxes            12,177               243
  Office expense                            3,606             4,291
  Printing and stationery                     737               592
  Filing and director's fees                1,065               550
  Insurance                                 4,011             4,000
  Amortization expense                      1,900             1,900
                                       ----------        ----------
                                           46,279            22,986
                                       ----------        ----------
INVESTMENT INCOME                         322,872           436,660

Net realized gain (loss) from
 investment transactions                  (50,654)          (10,347)
                                       ----------        ----------
NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                       272,218           426,313
Less: Federal income taxes                    260               307
                                       ----------        ----------
NET INVESTMENT INCOME                     271,958           426,006

Less: Dividends paid                      319,644           432,250
                                       ----------        ----------
UNDISTRIBUTED NET INCOME               $  (47,686)       $   (6,244)
                                       ==========        ==========

The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                   YEAR ENDED OCTOBER 31,
                                               ----------------------------
                                                   1996             1995
                                               -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income - net                     $   322,612      $   436,353
   Net realized gain (loss) on investments         (50,654)         (10,347)
   Change in unrealized appreciation                28,239           18,899
                                               -----------      -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                    300,197          444,905

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                             (319,644)        (432,250)
                                               -----------      -----------

TOTAL INCREASE (DECREASE)                          (19,447)          12,655

NET ASSETS BEGINNING OF YEAR                     7,638,618        7,625,963
                                               -----------      -----------

NET ASSETS END OF YEAR (including
undistributed net income of ($47,686) and
($6,244) respectively)                         $ 7,619,171      $ 7,638,618
                                               ===========      ===========

DIVIDENDS PER SHARE                            $     11.92      $     16.12
                                               ===========      ===========

The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                            STATEMENTS OF CASH FLOWS

                                                                YEAR ENDED OCTOBER 31,
                                                               ------------------------
                                                                  1996           1995
                                                               ---------      ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net income                                                 $ 271,958      $ 426,006
    Adjustments to reconcile net income
    to net cash provided by operating activities:
     Amortization                                                  1,900          1,900
     Realized (gain) loss from investment
      transactions included in net income                         50,654         10,347
     Changes in assets and liabilities:
        (Increase) Decrease in securities
         at fair market value                                     61,320         15,521
        (Increase) Decrease in NationsBank tax exempt fund        44,695        (62,961)
        (Increase) Decrease in interest receivable                19,316         10,754
        (Increase) Decrease in prepaid expenses                      226             92
        Increase (Decrease) in accrued expenses                    1,975         (3,717)
        (Decrease) in due to broker                                    0              0
                                                               ---------      ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                        452,044        397,942
                                                               ---------      ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Increase (Decrease) in unrealized appreciation
     of investments                                               28,239         18,899
    Realized gain (loss) from investment transactions            (50,654)       (10,347)
                                                               ---------      ---------

NET CASH PROVIDED (USED) BY
 INVESTING ACTIVITIES                                            (22,415)         8,552
                                                               ---------      ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
    Dividends paid                                              (432,250)      (424,291)
                                                               ---------      ---------

NET (DECREASE) IN CASH
 AND CASH EQUIVALENTS                                             (2,621)       (17,797)


CASH AND CASH EQUIVALENTS -
 BEGINNING OF YEAR                                                 5,705         23,502
                                                               ---------      ---------


CASH AND CASH EQUIVALENTS - END OF YEAR                        $   3,084      $   5,705
                                                               =========      =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

    Cash paid during the year for:
     Income taxes                                              $     143      $      16

The accompanying notes are an integral part of these financial statements.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S. Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

    (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

    (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


    (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

    (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

    (e)  Interest receivable on investment in securities is computed daily.

    (f) Amortization Method - The municipal bonds are amortized over the life of the bonds. As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier. This change in method resulted in a decrease of interest income of $21,253 for the year ended October 31, 1996.

    (g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at October 31, 1996:
              Unrealized appreciation of bonds totalled        $ (29,670)
              Unrealized depreciation of bonds totalled            49,465
                                                               ----------
              Net unrealized appreciation of investments       $   19,795
                                                               ==========


2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $3,298,492 (which included purchases of U.S. Government Securities of $0 and purchases of NationsBank tax exempt fund of $1,161,601) for the year ended October 31, 1996 and $3,122,747 (which included purchases of U.S. Government Securities of $145,509 and purchases of NationsBank tax exempt fund of $517,745) for the year ended October 31, 1995. Sales of securities amounted to $3,265,896 (which included sales of U.S. Government Securities of $0 and sales of NationsBank tax exempt fund $1,206,296) for the year ended October 31, 1996 and $2,862,221 (which included sales of U.S. Government Securities of $146,774 and sales of NationsBank tax exempt fund of $454,784) for the year ended October 31, 1995.

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


3. DISTRIBUTIONS

The Company distributed income of $319,644 ($11.92 per share) as of October 31, 1996 and $432,250 ($16.12 per share) for the year ended October 31, 1995 in the form of dividends.

4. CUSTODIAL FEES

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $.60 per $1,000 of the first $1,000,000 face value of bonds and $.15 per $1,000 face value above $1,000,000. In addition, registered bonds are held at a rate of $.15 per $1,000 face value. A charge of $12 is made for each security transaction.

On March 14, 1995, the custodial agreement was transferred to NationsBank of Florida. NationsBank of Florida (the Custodian) will charge a custodial fee of $6,000 per annum plus transaction and holding charges of $25 per transaction and $25 per holding per annum.

During the year ended October 31, 1996, the Company was charged an aggregate of $7,598 and $5,334 for the year ended October 31, 1995.

5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $600 and $300 for the years ended October 31, 1996 and 1995.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


                                       YEAR ENDED OCTOBER 31,
                                     ---------------------------
                                        1996             1995
                                     ----------       ----------
Investment income                    $    13.76       $    17.14
Operating expenses                         1.73              .86
                                     ----------       ----------
INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                               12.03            16.28

FEDERAL INCOME TAX                            0                0
                                     ----------       ----------
INVESTMENT INCOME - NET                   12.03            16.28

Dividends to shareholders                 11.92            16.12
                                     ----------       ----------
                                            .11              .16
Realized and unrealized gain
(loss) on investments - net                (.84)             .31
                                     ----------       ----------
CHANGE IN NET VALUE                        (.73)             .47

NET ASSET VALUE:
  Beginning of year                      284.79           284.32
                                     ----------       ----------
  End of year                        $   284.06       $   284.79
                                     ==========       ==========
Ratio of operating expenses
 to average net assets                      .60%              29%

Ratio of investment income
 net to average net assets                 4.81%            5.96%

Portfolio turnover                        26.82%           31.19%

Number of shares outstanding
 at end of period                        26,822           26,822

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


7.  INVESTMENT IN SECURITIES

                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip # 010316BD8
Alabama Mental Health Fin Auth
SPL Tax BDS
DTD 7/01/95 4.750% Due 5/01/98
Non Callable Fixed RT
Sink 12/01/96                          $165,000        $166,632        $167,000

 Cusip # 017289Q51
Allegheny Cnty Pa Hosp Dev Auth
Hosp Rev Ref BDS
DTD 2/01/88 6.90% Due 7/01/98
Non Callable Fixed RT
No Sink Fund Presbyterian Unive         160,000         166,927         167,424

 Cusip # 07133ABG6
Battery Pk City Auth NY Rev
Jr Rev Ref BDS
DTD 11/15/93 4.50% Due 11/01/98
Non Callable Fixed RT
No Sink Fund                            275,000         277,557         276,567

 Cusip # 088275RS3
Bexar County Texas CTFS OBLIG
GO Bond- Prfd
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100                      620,000         662,201         668,552

 Cusip #149465JC1
Cattaraugus County New York
Pub Impt
DTD 3/15/94 5.25%  Due 3/15/97
Non Callable Fixed RT
No Sink Fund                            185,000         185,857         186,095


 Cusip # 254760J28
District of Columbia
Ref GO BDS- O.I.D.
DTD 6/01/93 4.3% 12/01/96
Non Callable Fixed RT
No Sink Fund                            200,000         200,059         200,072

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996


                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip #254760E64
District of Columbia
Ser D GO BDS O.I.D.
DTD 6/01/93 4.60% Due 12/01/97
Non Callable No Sink Fund Fixed Rt        250,000        250,306        250,177

 Cusip #341148JD7
Florida St Jacksonville
Prerefunded 1/01/98 at 102
DTD 1/01/85 9.20% 1/01/2010                75,000         87,651         80,949

 Cusip # 396482BY6
Greenville SC Hosp Rev FGIC
Call 5/01/98 @ 102, 5/1/00 @ 100
DTD 3/01/88 7.80% 5/01/2015               250,000        272,408        268,207

 Cusip #45200KSU3
Illinois Health Facs Auth
Rev
DTD 1/01/90 9.50% Due 11/15/19            495,000        603,239        593,426

 Cusip #4693638R9
Jacksonville Fla Elec Auth Rev
Elec Auth Rev Ref BDS
DTD 10/01/95 6.250% Due 10/01/98
Non Callable Fixed Rate
Sink 8/01/96 St. John's Riv Pwr P         250,000        260,992        260,550


 Cusip #516823AJO
Laredo Texas
GO Bond- Ser A
DTD 11/01/94 8.625% Due 8/15/03           295,000        355,506        360,602

 Cusip #546591HP6
Louisville-Jefferson KY Swr DS
Swr Rev BDS (JR Lien) DTD
6/01/71 6.250% Due 6/01/97
Escrowed to Maturity Fixed RT
No Sink Fund                              100,000        100,942        101,484

 Cusip #57585OXD9
Massachusetts St. Health & Edl
Rev Ser B Prfd 7/1/99 @102
DTD 1/01/89 8.15% Due 7/01/14             195,000        212,163        217,493

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip #639557EY9
Nebo Utah School Dist
GO BDS
DTD 6/15/94 9.75% Due 6/15/01            210,000        245,355        254,358

 Cusip #649665NC6
New York New York
Ser A-1 GO Bond
DTD 8/14/95 5.50% Due 8/01/01             15,000         15,260         15,562

 Cusip # 649665NF9
New York New York
Go Bond Ser A-1
DTD 8/14/95 5.50% Due 8/01/01             85,000         86,475         86,018

 Cusip #649650Z92
New York, New York
Ser B Go Bond
DTD 8/14/95 5.3% Due 8/15/00              50,000         50,171         50,525


 Cusip #626190UJ9
New York NY Muni Assist Corp
Rev BDS
DTD 01/01/88  6.75% Due 7/01/98
Non Callable Fixed Rt
No Sink Fund                             100,000        104,043        104,483

 Cusip #626190WR9
New York NY Muni Assist Corp
Series 67 BDS
DTD 09/01/88 7.10% Due 7/01/98
Non Callable
No Sink Fund                             150,000        156,654        157,563

 Cusip # 649664HM4
New York NY
Ser G GO BD
DTD 1/09/96 5.10% Due 2/01/00            200,000        200,615        200,636

 Cusip #649649ZP8
New York  N Y
GO BDS-OID
DTD 2/01/90  7.70% Due 8/01/97
Non Callable Fixed Rt
No Sink Fund                             225,000        230,242        231,194

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip #649654ER7
New York N Y GO Bonds
Ser B OID Pref 12/01/96 @ 101.5
DTD 12/15/88 7.875% Due 12/01/07           75,000         80,520         76,378

 Cusip #649706JB5
New York N Y City Mun Wtr Fin
Auth Rev Prfd 6/15/98 @ 101.50
DTD 3/28/89 7.625% Due 6/15/17            230,000        239,227        246,355


 Cusip#649810JL3
New York St CTFS Partn
COPS- OID
DTD 2/01/92 6.90% Due 3/1/98
Non Callable Fixed Rt
No Sink Fund                              200,000        206,000        206,024

 Cusip# 6497852Y7
New York State
Go Bond
DTD 7/15/92 7.50% Due 11/15/01             50,000         56,474         56,562

 Cusip #64978HAF3
New York St
G.O. Various Purp BDS- OID
DTD 11/15/90 6.40% Due 11/15/96
Non Callable Fixed Rt
No Sink Fund                              225,000        225,036        225,229

 Cusip #64978HFM3
New York St
GO Env Quality 1986 BDS
DTD 11/15/92 7.25% Due 11/15/96
Non Callable Fixed Rt
No Sink Fund                              200,000        200,018        200,268

 Cusip #649830E69
New York State Dorm Auth Revs
St Univ EDL FACS Rev BDS-OID
DTD 6/01/89  6.75% Due 5/15/97
Non Callable Fixed Rt
No Sink Fund- St. Univ of NY              100,000        101,287         99,674

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip #649833KS8
New York St Dorm Auth Revs
Ref BDS-OID
DTD 3/01/93 4.10% Due 7/1/98
Non Callable Fixed Rt
No Sink Fund- Upstate Cmty- Coll          100,000         99,832        101,498


Cusip #650017BM7
New York State Twy Auth
Loc Hwy & Brdg Contract BDS-OID
DTD 9/15/93 4.60% Due 4/01/99
Non Callable Fixed Rt
Sink 8/15/11                              150,000        151,148        150,063

 Cusip #709223BH3
Pennsylvania St Tpk Commn Tpk
Rev Ser A OID Preref 12/01/96 @ 102
DTD 7/01/86 7.875% Due 12/01/15           165,000        165,551        168,863

 Cusip #745144JV8
Puerto Rico Commonwealth
Pub Impt Ref BDS
DTD 7/01/93 4.30% Due 7/1/97
Non Callable Fixed Rt
No Sink Fund                              200,000        200,127        200,526

 Cusip # 745269BW9
Puerto Rico Hsg Bk & Fin Agy
Subsidy Prepayment Ref BDS-OID
DTD 9/01/93 4.375% Due 12/01/97
Non Callable Fixed Rt
Sink 7/01/98                              320,000        318,221        320,650

 Cusip #745144JY2
Puerto Rico Commonwealth
GO BDS-O.I.D. Ref
DTD 7/01/93 4.90% Due 7/1/00              200,000        200,303        201,656

                                                           STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

                                       PRINCIPAL       AMORTIZED        MARKET
MUNICIPAL BONDS (99%)                   AMOUNT           COST           VALUE
---------------------                  ---------       ---------       --------

ISSUE
-----

 Cusip # 745269BY5
Puerto Rico Hsg Bk & Fin Agy
Subsidy Prepayment Ref BDS-OID
DTD 9/01/93 4.50% Due 12/01/98
Non Callable Fixed Rt
Sink 7/01/98                              135,000        135,064        134,969


 Cusip #8375592Q5
South Dakota St Hlth & Edl Fac
Rev-Prfd 11/01/98 @ 102
DTD 1/15/89 7.625%  Due 11/01/13          130,000        140,009        141,196

 Cusip #896029MF9
Triborough Brdg & Tunl Auth
NY Rev-Ser L Prfd 1/01/98 @ 102
DTD 12/01/87 7.80% Due 1/01/03            100,000        105,427        106,447

Total Investment - 98.9%               $7,130,000     $7,515,499      7,535,295
                                       ==========     ==========     ==========

Other Assets Less Liabilities - 1.1%                                     83,876
                                                                     ----------

Net Assets - 100%                                                    $7,619,171
                                                                     ==========

Net Asset Value Per Share                                            $   284.06
                                                                     ==========

Outstanding shares at October 31, 1996                                   26,822
                                                                     ==========


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